Non-Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Schedule of Other Liabilities [Line Items]
Deferred tax liabilities	$ 13,847	$ 8,159
Other non-current liabilities	2,817	1,941
Total other non-current liabilities	$ 16,664	$ 10,100